Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity Abstract
2014	218,622
2015	226,013
2016	148,482
2017	100,946
2018	51,565
Thereafter	35,410
Total	781,038
Store premises
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity Abstract
2014	203,465
2015	214,026
2016	139,121
2017	92,496
2018	43,700
Thereafter	18,850
Total	711,658
Warehouses and office premises
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity Abstract
2014	15,157
2015	11,987
2016	9,361
2017	8,450
2018	7,865
Thereafter	16,560
Total	69,380